Fair Value Measurements - Summary of Securities Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, Fair Value	$ 70,005	$ 65,944
Federal Home Loan Bank Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, Fair Value	7,037	15,074
U.S. Government Enterprise and Agency Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, Fair Value	12,026	14,007
Mortgage Backed Securities [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, Fair Value	50,942	36,863
Level 2 [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, Fair Value	70,005	65,944
Level 2 [Member] | Federal Home Loan Bank Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, Fair Value	7,037	15,074
Level 2 [Member] | U.S. Government Enterprise and Agency Obligations [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, Fair Value	12,026	14,007
Level 2 [Member] | Mortgage Backed Securities [Member]
Fair Value Asset Measured On Recurring Basis [Line Items]
Available for sale securities, Fair Value	$ 50,942	$ 36,863